[LOGO]

Semi-Annual Report

         Jurika & Voyles Fund Group
             Small-Cap Fund
             Value+Growth Fund
             Balanced Fund

             December 31, 2000

                               TABLE OF CONTENTS
               -------------------------------------------------

           .....................................................
          Letter to Shareholders                               1
           .....................................................
          Performance
              ..................................................
             Small-Cap Fund                                    3
              ..................................................
             Value+Growth Fund                                 6
              ..................................................
             Balanced Fund                                     9
           .....................................................
         Schedule of Investments                              11
           .....................................................
         Statements of Assets and Liabilities                 27
           .....................................................
         Statements of Operations                             28
           .....................................................
         Statement of Changes in Net Assets                   29
           .....................................................
         Financial Highlights                                 32
           .....................................................
         Notes to Financial Statements                        35

                     DIRECTORY OF FUNDS' SERVICE PROVIDERS

INVESTMENT ADVISER
Jurika & Voyles, L.P., Oakland, CA

DISTRIBUTOR
First Fund Distributors, Inc., Phoenix, AZ

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank & Trust Co., Boston, MA

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP, San Francisco, CA

AUDITOR
PricewaterhouseCoopers, LLP, New York, NY

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO SHAREHOLDERS AND TO OTHERS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR JURIKA & VOYLES FUND GROUP.

                             LETTER TO SHAREHOLDERS
               -------------------------------------------------

DEAR SHAREHOLDER:

This report provides an investment review and outlook, along with a summary of key financial and performance information, for each Fund of the Jurika & Voyles Fund Group for the six months ending December 31, 2000.

As always, we stand ready to serve you. If you have any questions, please do not hesitate to call our Investor Center at 800-JV-INVST (800-584-6878).

Thank you for your continued support.

Very truly yours,

/s/ Karl O. Mills

Karl O. Mills
Chairman and President
Jurika & Voyles Fund Group

                                  PERFORMANCE
               -------------------------------------------------
                                 SMALL-CAP FUND

Review
------
The last six months of the year was very difficult, and for most small cap investors it was a time that will best be forgotten. After a volatile period of price movements in the markets from June through September, fears of a widening inventory correction in the technology sector and a rapidly slowing economy led investors to move out of the more growth-oriented sectors of the markets. In addition, weak consumer spending trends and slowing tech spending (primarily in telecommunications) resulted in a steady stream of earnings pre announcements (disappointments) in November and December. A majority of these earnings warnings were issued by well-known technology companies. These earnings warnings, coupled with the demise of many dot-com companies and tax-loss selling, resulted in a sharp sell-off in the equity markets in the last three months of the year. The Nasdaq was especially hard hit in December. The Nasdaq Composite was down 32.7% for the quarter and 37.7% for the last six months of 2000. December was especially weak for the small-cap sector as investors tried to sell already illiquid positions for tax reasons and sought safety in larger cap issues. Smaller cap issues, especially those without current earnings and those companies related to telecommunications, internet, and semiconductor sectors corrected much more than the market in general. Even the energy sector traded off at year's end in spite of historically high prices for both oil and natural gas.

During the past six months the Russell 2000 Index fell 5.9%, primarily due to the correction in technology and biotech sectors. The Small-Cap Fund underperformed in this environment and was hit quite hard by our exposure to the technology and energy sectors and by the general selling pressure in small-cap names.

Outlook
-------
We continue to focus the portfolio around several long-term themes. These include the healthcare sector, both biotechnology companies and health care service companies. In November and December we added significantly to the Fund's healthcare exposure. We also feel strongly about the energy service sector at present, and are maintaining an overweight position in this sector. In the technology sector we are concentrating on wireless telecommunications. We continue to believe that the build-out of wireless networks and the development of additional wireless services will remain robust for many years. In the semiconductor sector we feel that there

                                  PERFORMANCE
               -------------------------------------------------
                                 SMALL-CAP FUND
are several issues that are benefiting from new technologies and have the potential to perform well even in the current slow-down in this sector.

We also feel that the extreme selling (well beyond the fundamental outlook) that has gripped the small-cap sector in recent months will disappear in the new year. Tax-loss selling has ended, and investors are beginning to discount the benefit of lower interest rates. As investors focus more on individual company fundamentals, smaller cap issues in general should rebound in the early months of 2001 making up some of the poor performance in 2000. Though the last six months were difficult, we remain confident that the Fund is well positioned for the coming months.

                                  PERFORMANCE
               -------------------------------------------------
                                 SMALL-CAP FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                    ANNUALIZED       ONE YEAR        FIVE YEAR
TOTAL RETURNS FOR PERIOD ENDED DECEMBER 31, 2000  SINCE INCEPTION  TOTAL RETURN  ANNUALIZED RETURN
Jurika & Voyles SmallCap Fund                              18.95%       -16.41%             12.80%
Lipper Small-Cap Core Index                                14.41%         6.93%             12.44%
Russell 2000 Index                                         12.23%        -3.02%             10.31%

          JURIKA & VOYLES  LIPPER SMALL-CAP  RUSSELL 2000
          SMALL-CAP FUND      CORE INDEX        INDEX
9/30/94           $10,000           $10,000       $10,000
12/31/94          $10,650            $9,882        $9,813
3/31/95           $11,832           $10,602       $10,265
6/30/95           $14,147           $11,345       $11,228
9/30/95           $15,509           $12,582       $12,336
12/31/95          $16,210           $12,920       $12,604
3/31/96           $17,691           $13,814       $13,247
6/30/96           $19,597           $14,732       $13,910
9/30/96           $19,949           $14,824       $13,957
12/31/96          $21,424           $15,338       $14,683
3/31/97           $20,270           $14,499       $13,923
6/30/97           $23,983           $16,957       $16,180
9/30/97           $29,320           $19,800       $18,588
12/31/97          $26,536           $18,748       $17,966
3/31/98           $28,668           $20,788       $19,773
6/30/98           $26,452           $19,827       $18,851
9/30/98           $19,957           $15,466       $15,053
12/31/98          $22,737           $18,066       $17,508
3/31/99           $20,716           $16,541       $16,559
6/30/99           $25,452           $19,065       $19,134
9/30/99           $24,979           $18,251       $17,924
12/31/99          $35,431           $21,711       $21,230
3/31/00           $39,237           $23,950       $22,734
6/30/00           $37,294           $23,567       $21,875
9/30/00           $36,868           $24,230       $22,117
12/31/00          $29,618           $23,216       $20,589

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in Jurika & Voyles Small-Cap Fund with a similar investment in the Lipper Small-Cap Core Index and the Russell 2000 Index from the inception of the Fund on September 30, 1994 through December 31, 2000. For purposes of the graph and the Fund's Annualized Return Since Inception, One Year Total Return, and Five Year Annualized Return, it has been assumed that all recurring fees (including management fees) were deducted and all distributions were reinvested.

Total return of the Fund reflects the fact that fees and expenses in excess of certain limits specified in the investment management agreement have been assumed by Jurika & Voyles, L.P.

Lipper Analytical Services, Inc., Small-Cap Core Index is an unmanaged, net asset value weighted index of 30 mutual funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. The Russell 2000 Index is a widely regarded small-cap index of the 2,000 smallest securities of the Russell 3000 Index which comprises the 3,000 largest U.S. securities as determined by total market capitalization.

Each index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in an index. All results are historical. Past performance is no guarantee of future results.

                                  PERFORMANCE
               -------------------------------------------------
                               VALUE+GROWTH FUND

Review
------
While the year 2000 was among the most difficult for equity markets in many years, it was the best year the Value+Growth Fund has had relative to the broad market. The last six months of 2000 were quite difficult for the equity markets, as the ongoing unwinding of the excesses of the late 1990's technology bull market gained force. The Nasdaq declined 37.7% over the period, while the broader market (as measured by the S&P 500) fell 8.7%. The notable slowing of the U.S. and global economies during the second half of the year, which was particularly evident in the "New Economy" sectors, was the primary catalyst for the market correction. The length and depth of the correction was primarily a function of the high valuation levels of the equity markets, again, particularly in the technology sector.

Slowing economic activity, the strong U.S. dollar, as well as rising energy and wage costs provided significant headwinds for corporate profit growth in the second half of the year. Companies announced earnings disappointments on what seemed a daily basis during the six month period. Perhaps most perplexing to the markets were the earnings problems evident at many of the high-flying technology darlings such as Amazon.com, Intel, Microsoft, and Nokia. The consensus view in late 1999 that the "New Economy" stocks were invulnerable to economic cycles had been fairly well discredited by year-end 2000.

We continue to believe that the earnings environment will remain difficult for the foreseeable future. Earnings expectations for 2001 continue to be too optimistic, even if the hoped-for soft landing were to transpire. The economy continues to weaken, as consumer confidence appears to be falling in reaction to the declines evident in the industrial side of the economy, as well as to the volatile stock market. The ability of the consumer-dominated service sector of the U.S. economy to withstand the evident weakness in the industrial sector will determine whether the broad U.S. economy will go into recession during 2001.

Given the difficult investing environment, we are gratified by how our portfolio performed during the six months ended December 31, 2000. Over the period, the Jurika & Voyles Value+Growth Fund gained 9.5%, which compares quite favorably to the 8.7% loss for the S&P 500. This outperformance is the result of many factors. Since late 1999, we have been underexposed to the technology and consumer cyclical

                                  PERFORMANCE
               -------------------------------------------------
                               VALUE+GROWTH FUND
sectors due to our concerns regarding over-valuation, combined with the cyclical nature of those groups. Avoidance of these two sectors helped the portfolio to sidestep much of the pain in the second half of the year. Our portfolios also benefited from an overweighting of the energy sector, an exposure we established in 1998 and early 1999 when the stocks were cheap due to $10-a-barrel oil prices. Finally, and most importantly, our emphasis this year has been on identifying and holding companies with higher quality business models and stable demand profiles. These companies have done particularly well as the market warmed to the notion that they would produce solid earnings and cash flow growth even in more difficult economic environments.

Outlook
-------
At the end of the year our strategy continues to emphasize high quality businesses where we are confident that current earnings expectations will be realized, and where valuations are reasonable. We believe that companies that deliver solid results will be differentiated from their more cyclical brethren over the next several quarters. As the broader market returns to greater rationality following the technology stock bubble, the tried-and-true methods of fundamental analysis, combined with a healthy valuation discipline, will increasingly come back into vogue.

That being said, we expect the Federal Reserve to ease monetary policy significantly in the first half of 2001. We are keenly looking to take advantage of opportunities in the more cyclical sectors of the economy as those stocks become inexpensive and as we begin to see signs that an economic upturn may occur in late 2001 or 2002.

                                  PERFORMANCE
               -------------------------------------------------
                               VALUE+GROWTH FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                    ANNUALIZED       ONE YEAR        FIVE YEAR
TOTAL RETURNS FOR PERIOD ENDED DECEMBER 31, 2000  SINCE INCEPTION  TOTAL RETURN  ANNUALIZED RETURN
Jurika & Voyles Value+Growth Fund                          17.16%        14.71%             14.76%
Russell 1000 Index                                         20.20%        -7.79%             18.16%
Russell MidCap Index                                       18.14%         8.25%             16.69%
Lipper Multi-Cap Value Index                               15.33%         9.64%             13.69%

           JURIKA & VOYLES    RUSSELL      RUSSELL     LIPPER MULTI-CAP
          VALUE+GROWTH FUND  1000 INDEX  MIDCAP INDEX    VALUE INDEX
9/30/94             $10,000     $10,000       $10,000           $10,000
12/31/94            $10,559      $9,961        $9,757            $9,806
3/31/95             $11,210     $10,909       $10,773           $10,594
6/30/95             $12,843     $11,936       $11,674           $11,469
9/30/95             $13,755     $12,999       $12,709           $12,351
12/31/95            $13,525     $13,723       $13,119           $12,847
3/31/96             $13,946     $14,480       $13,908           $13,592
6/30/96             $14,398     $15,070       $14,300           $13,932
9/30/96             $14,829     $15,562       $14,748           $14,343
12/31/96            $16,272     $16,804       $15,611           $15,544
3/31/97             $16,389     $17,064       $15,483           $15,806
6/30/97             $19,060     $19,932       $17,583           $17,934
9/30/97             $20,993     $21,673       $19,918           $19,726
12/31/97            $19,776     $22,324       $20,139           $19,726
3/31/98             $21,876     $25,309       $22,315           $21,981
6/30/98             $21,259     $25,942       $21,979           $21,591
9/30/98             $18,097     $23,267       $18,721           $18,309
12/31/98            $20,987     $28,357       $22,173           $21,014
3/31/99             $20,565     $29,526       $22,069           $21,166
6/30/99             $22,545     $31,630       $24,464           $23,666
9/30/99             $20,046     $29,541       $22,362           $21,122
12/31/99            $23,490     $34,287       $26,215           $22,262
3/31/00             $24,710     $35,784       $28,859           $22,314
6/30/00             $24,608     $34,555       $27,557           $22,091
9/30/00             $25,741     $34,802       $29,433           $23,363
12/31/00            $26,945     $31,646       $28,378           $24,407

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in Jurika & Voyles Value+Growth Fund with a similar investment in the Russell 1000 Index, the Russell Midcap Index, and the Lipper Analytical Services, Inc., Multi-Cap Value Index from the inception of the Fund on September 30, 1994 through December 31, 2000. For purposes of the graph and the Fund's Annualized Return Since Inception, One Year Total Return, and Five Year Annualized Return, it has been assumed that all recurring fees (including management fees) were deducted and all distributions were reinvested.

Total return of the Fund reflects the fact that fees and expenses in excess of certain limits specified in the investment management agreement have been assumed by Jurika & Voyles, L.P.

The Russell 1000 Index is an unmanaged index containing 1,000 of the largest companies in the Russell 3000 Index. The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index. The Lipper Analytical Services, Inc., Multi-Cap Value Index is an unmanaged, net asset value weighted index of 30 mutual funds that invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

Each index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in an index. All results are historical. Past performance is no guarantee of future results.

                                  PERFORMANCE
               -------------------------------------------------
                                 BALANCED FUND

Review
------
As the U.S. economy generated signs of weakness during the second half of the year, treasury interest rates declined and helped produce significant returns for the most interest rate sensitive sectors of the market. Conversely, increased risks of a difficult business environment led to underperformance by corporate bonds in general and dramatic underperformance for high-yield bonds. The broad U.S. Aggregate benchmark index returned a stellar 7.35% for the six months ended December 31, but there was wide dispersion between its subsets.

Aided by a continued government buy-back program from budget surpluses, Treasury securities returned 7.73%, but corporate bonds returned just 6.23%, their worst relative performance period in a decade. Even more abysmal was the nominal performance of high yield corporate bonds, which returned -2.63% for the six months. The fixed income portion of the Balanced Fund, with its exposure to the underperforming corporate and high yield markets returned 5.76% for the period.

Even as business conditions continued to weaken during the fall and early winter, the Federal Open Market Committee decided to wait with rate reductions due to concerns with the rate of consumer price inflation. Prices increased 3.4% during calendar year 2000, an increase from the 2.7% rate generated in 1999 and 1.6% in 1998. Further increases in the inflation rate would be very damaging for the U.S. economy, and the FOMC will carefully weigh the inflation risks in the economy as they begin to reduce short-term interest rates during 2001.

Outlook
-------
We feel that corporate bonds presently represent significant value over low-yielding Treasury securities, and believe they will enjoy a period of positive relative performance as the Fed attempts to aid the economy.

                                  PERFORMANCE
               -------------------------------------------------
                                 BALANCED FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                    ANNUALIZED       ONE YEAR        FIVE YEAR
TOTAL RETURNS FOR PERIOD ENDED DECEMBER 31, 2000  SINCE INCEPTION  TOTAL RETURN  ANNUALIZED RETURN
Jurika & Voyles Balanced Fund                              12.53%        11.07%             11.31%
Lipper Balanced Index                                      11.43%         2.39%             11.80%
60% Russell 1000 Index/40% Lehman                          13.11%        -0.12%             13.68%
Brothers Aggregated Bond Index

          JURIKA & VOYLES  LIPPER BALANCED  60% RUSSELL 1000 INDEX/40% LEHMAN
           BALANCED FUND        INDEX        BROTHERS AGGREGATED BOND INDEX
12/31/91          $10,000          $10,000                            $10,000
3/31/92            $9,940           $9,983                             $9,983
6/30/92           $10,162          $10,143                            $10,229
9/30/92           $10,720          $10,463                            $10,607
12/31/92          $11,547          $10,856                            $11,026
3/31/93           $12,118          $11,367                            $11,484
6/30/93           $12,333          $11,599                            $11,656
9/30/93           $13,060          $12,024                            $12,004
12/31/93          $13,512          $12,154                            $12,132
3/31/94           $13,331          $11,783                            $11,706
6/30/94           $13,216          $11,693                            $11,646
9/30/94           $13,544          $12,036                            $12,032
12/31/94          $13,216          $11,905                            $12,024
3/31/95           $14,142          $12,623                            $12,952
6/30/95           $15,573          $13,507                            $13,998
9/30/95           $16,480          $14,232                            $14,853
12/31/95          $16,574          $14,868                            $15,605
3/31/96           $17,050          $15,200                            $16,004
6/30/96           $17,529          $15,509                            $16,432
9/30/96           $17,967          $15,918                            $16,885
12/31/96          $19,140          $16,808                            $17,897
3/31/97           $19,536          $16,887                            $18,032
6/30/97           $21,581          $18,707                            $20,093
9/30/97           $22,997          $19,909                            $21,421
12/31/97          $22,331          $20,220                            $22,070
3/31/98           $23,682          $21,819                            $23,963
6/30/98           $23,514          $22,151                            $24,552
9/30/98           $21,848          $20,869                            $23,480
12/31/98          $23,959          $23,270                            $26,516
3/31/99           $23,600          $23,644                            $27,119
6/30/99           $24,781          $24,706                            $28,177
9/30/99           $23,151          $23,682                            $27,127
12/31/99          $25,511          $25,359                            $29,678
3/31/00           $26,345          $26,115                            $30,743
6/30/00           $26,580          $25,800                            $30,320
9/30/00           $27,601          $26,313                            $30,839
12/31/00          $28,336          $25,965                            $29,642

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in Jurika & Voyles Balanced Fund with a similar investment in a model index consisting of 60% Russell 1000 Index and 40% Lehman Brothers Aggregate Bond Index, and Lipper Analytical Services, Inc., Balanced Fund Index from the inception of the Fund on March 9, 1992 through December 31, 2000. For purposes of the graph and the Fund's Annualized Total Return, One Year Total Return, and Five Year Annualized Return, it has been assumed that all recurring fees (including management fees) were deducted and all distributions were reinvested.

Total returns of the Fund reflect the fact that fees and expenses in excess of certain limits specified in the investment management agreement have been assumed by Jurika & Voyles, L.P.

The Lipper Analytical Services, Inc., Balanced Fund Index is an unmanaged, net asset value weighted index of 30 balanced mutual funds. The Russell 1000 Index is an unmanaged index containing 1,000 of the largest companies in the Russell 3000 Index. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Government/Corporate Bond Index and the Lehman Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

Each index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in an index. All results are historical. Past performance is no guarantee of future results.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 SMALL-CAP FUND

SHARES                                                         VALUE
-----------------------------------------------------------------------
COMMON STOCKS - 97.2%
AIRLINES - 0.5%
    5,300    Frontier Airlines, Inc.*.....................  $   163,969
                                                            -----------
BANKING - 1.3%
   10,000    City National Corp...........................      388,125
                                                            -----------
BEVERAGES - 0.6%
   18,000    Odwalla, Inc.*...............................      177,750
                                                            -----------
BIOTECHNOLOGY - 2.3%
    3,000    Cerus Corp.*.................................      225,750
   15,000    Embrex, Inc.*................................      230,625
   15,000    Serologicals Corp.*..........................      225,937
                                                            -----------
                                                                682,312
                                                            -----------
CASINOS/HOTELS - 1.0%
   20,000    Station Casinos, Inc.*.......................      298,750
                                                            -----------
COMMERCIAL BANKS - 2.0%
   17,000    Silicon Valley Bancshares*...................      587,562
                                                            -----------
COMMERCIAL SERVICES - 4.9%
   15,000    Conistar, Inc.*..............................      228,750
   26,000    Copart, Inc.*................................      559,000
    7,500    DiamondCluster International, Inc.*..........      228,750
    6,000    Maximus, Inc.*...............................      209,625
   37,500    Official Payments Corp.*.....................      257,812
                                                            -----------
                                                              1,483,937
                                                            -----------
COMMUNICATIONS - EQUIPMENT - 3.3%
   22,000    International Fibercom, Inc.*................      108,625
   19,000    LCC International, Inc.*.....................      206,625
   48,000    SpectraLink Corp.*...........................      693,000
                                                            -----------
                                                              1,008,250
                                                            -----------
COMMUNICATIONS - SOFTWARE - 0.8%
    3,000    Research in Motion Ltd.*.....................      240,000
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 SMALL-CAP FUND

SHARES                                                         VALUE
-----------------------------------------------------------------------
COMPUTERS - 0.4%
    5,900    Certicom Corp.*..............................  $   120,212
                                                            -----------
COMPUTERS - PERIPHERALS - 2.6%
   55,000    Avistar Communications, Inc.*................      247,500
   25,000    Concurrent Computer Corp.*...................      134,375
   52,400    Lantronix, Inc.*.............................      334,050
   13,500    Wave Systems Corp.*..........................       60,750
                                                            -----------
                                                                776,675
                                                            -----------
COMPUTERS - SEMICONDUCTORS - 1.7%
   12,500    Cirrus Logic, Inc.*..........................      234,375
   15,000    IBIS Technology Corp.*.......................      288,750
                                                            -----------
                                                                523,125
                                                            -----------
COMPUTERS - SOFTWARE - 5.7%
   50,000    Chordant Software, Inc.*.....................      148,437
   23,000    Digital Insight Corp.*.......................      415,437
   45,000    Netcentives, Inc.*...........................      171,562
   32,500    Trizetto Group, Inc.*........................      542,344
   25,000    Tumbleweed Communications Corp.*.............      427,734
                                                            -----------
                                                              1,705,514
                                                            -----------
CONGLOMERATES - 2.6%
   34,000    Mobile Mini, Inc.*...........................      782,000
                                                            -----------
CREDIT AND FINANCE - 3.1%
   27,500    Compucredit Corp.*...........................      498,437
   16,000    Metris Companies, Inc........................      421,000
                                                            -----------
                                                                919,437
                                                            -----------
DIRECT MARKETING - 1.3%
   31,000    ValueVision International, Inc.*.............      391,375
                                                            -----------
DRUGS & PHARMACEUTICALS - 1.0%
    4,998    Cephalon, Inc.*..............................      316,436
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 SMALL-CAP FUND

SHARES                                                         VALUE
-----------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.3%
    5,000    Bolder Technologies Corp.*...................  $     5,312
   50,000    Micro Component Technology, Inc.*............      143,750
   24,300    Spectrum Control, Inc.*......................      244,519
                                                            -----------
                                                                393,581
                                                            -----------
ELECTRONIC COMPONENTS - 3.0%
   65,000    Duraswitch Industries, Inc.*.................      710,937
   14,500    Interlink Electronics, Inc.*.................      183,969
                                                            -----------
                                                                894,906
                                                            -----------
ELECTRONIC INSTRUMENTS - 1.9%
   18,600    Rudolph Technologies, Inc.*..................      561,487
                                                            -----------
ELECTRONICS - DEFENSE - 1.5%
   28,000    Titan Corp.*.................................      455,000
                                                            -----------
ENERGY SERVICES - 3.3%
   40,000    Key Energy Services, Inc.*...................      417,500
   18,000    Veritas DGC, Inc.*...........................      581,400
                                                            -----------
                                                                998,900
                                                            -----------
FINANCIAL SERVICES - 0.8%
   12,000    Allied Capital Corp..........................      250,500
                                                            -----------
FINANCIAL SERVICES - DIVERSIFIED - 1.5%
   18,000    American LD Lease, Inc.......................      177,750
   60,000    E Loan, Inc.*................................       30,000
   14,500    ESpeed, Inc. - Class A*......................      227,469
   20,000    Integrated Information Systems, Inc.*........       13,125
                                                            -----------
                                                                448,344
                                                            -----------
FOOD - DIVERSIFIED - 0.9%
   10,000    American Italian Pasta Co. - Class A*........      268,125
                                                            -----------
FOODS - 0.5%
    4,500    Dreyers Grand Ice Cream, Inc.................      145,125
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 SMALL-CAP FUND

SHARES                                                         VALUE
-----------------------------------------------------------------------
HEALTHCARE - 1.7%
   40,000    Ventiv Health, Inc.*.........................  $   502,500
                                                            -----------
HEALTHCARE - MEDICAL SUPPLIES & PRODUCTS - 5.5%
    6,500    Enzon, Inc.*.................................      403,406
   62,500    Fusion Medical Technologies, Inc.*...........      250,000
   16,200    Kensey Nash Corp.*...........................      164,025
   13,500    PolyMedica Corp.*............................      450,562
   42,500    Radiance Medical Systems, Inc.*..............      212,500
   15,000    Thoratec Labs Corp.*.........................      165,000
                                                            -----------
                                                              1,645,493
                                                            -----------
HEALTHCARE - PRODUCTS - 0.9%
    4,000    Varian Medical Systems, Inc.*................      271,750
                                                            -----------
HEALTHCARE - SERVICES - 2.1%
   12,500    Pharmaceutical Products                            621,094
             Development, Inc.*...........................
                                                            -----------
HEALTHCARE FACILITIES - 3.8%
   57,500    Med-Design Corp.*............................      912,813
    9,000    Renal Care Group, Inc.*......................      246,797
                                                            -----------
                                                              1,159,610
                                                            -----------
HOUSEHOLD EQUIPMENT & PRODUCTS - 0.7%
    7,000    Cost Plus, Inc.*.............................      205,625
                                                            -----------
INTERNET - 4.4%
   42,500    Click2Learn.com, Inc.*.......................      414,375
   27,500    HeadHunter.net, Inc.*........................      195,938
  105,000    Liveperson, Inc.*............................      111,563
   42,500    Portal Software, Inc.*.......................      333,359
    8,500    WatchGuard Technologies, Inc.*...............      268,813
                                                            -----------
                                                              1,324,048
                                                            -----------
MACHINERY - DIVERSIFIED - 2.9%
   25,500    Advanced Energy Industries, Inc.*............      573,750
   16,000    Measurement Specialties, Inc.*...............      312,000
                                                            -----------
                                                                885,750
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 SMALL-CAP FUND

SHARES                                                         VALUE
-----------------------------------------------------------------------
MEDIA - 1.4%
   15,000    Emmis Communications Corp. - Class A*........  $   430,313
                                                            -----------
MEDICAL - 1.0%
   20,000    BioSource International, Inc.*...............      306,250
                                                            -----------
MEDICAL/OUTPATIENT - HOME CARE - 1.9%
   10,000    Lincare Holdings, Inc.*......................      570,625
                                                            -----------
OIL & GAS - FIELD SERVICES - 1.4%
   16,000    Rowan Companies, Inc.*.......................      432,000
                                                            -----------
OIL & GAS PRODUCERS - 0.8%
   12,000    Pioneer Natural Resources Co.*...............      236,250
                                                            -----------
OIL & GAS SERVICES - 1.5%
   23,000    W-H Energy Services, Inc.*...................      452,813
                                                            -----------
OIL - EXPLORATION & PRODUCTION - 1.7%
   29,500    3TEC Energy Corp.*...........................      523,625
                                                            -----------
OIL - FIELD SERVICES - 2.3%
   40,000    Newpark Resources, Inc.*.....................      382,500
    7,000    Tidewater, Inc...............................      310,625
                                                            -----------
                                                                693,125
                                                            -----------
PHARMACEUTICALS - 3.8%
   13,400    Bone Care International, Inc.*...............      231,988
    1,500    First Horizon Pharmaceutical, Inc.*..........       46,125
   33,800    Guilford Pharmaceuticals, Inc.*..............      608,400
   17,000    Insite Vision, Inc.*.........................       51,000
   25,000    NexMed, Inc.*................................      200,000
                                                            -----------
                                                              1,137,513
                                                            -----------
PHOTO EQUIPMENT & SUPPLIES - 0.7%
   12,200    Concord Camera Corp.*........................      201,300
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 SMALL-CAP FUND

SHARES                                                         VALUE
-----------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - OFFICE PROPERTY - 0.9%
    7,500    Alexandria Real Estate Equities, Inc.........  $   278,906
                                                            -----------
RETAIL - GROCERS - 1.2%
   20,000    United Natural Foods, Inc.*..................      352,500
                                                            -----------
RETAIL - RESTAURANTS - 1.8%
   18,000    Jack in the Box, Inc.*.......................      529,875
                                                            -----------
TELECOMMUNICATIONS - 0.9%
   15,500    Tricord Systems, Inc.*.......................      128,844
   27,500    UbiquiTel, Inc.*.............................      151,250
                                                            -----------
                                                                280,094
                                                            -----------
TELECOMMUNICATIONS - DIVERSIFIED - 0.8%
   42,500    Motient Corp.*...............................      170,000
   45,000    Net2000 Communication, Inc.*.................       77,344
                                                            -----------
                                                                247,344
                                                            -----------
TRANSPORTATION - MARINE - 1.2%
   55,000    OMI Corp.*...................................      354,063
                                                            -----------
TRANSPORTATION - SERVICES - 0.6%
   18,500    Kansas City Southern Industries*.............      187,313
                                                            -----------
WIRELESS EQUIPMENT - 1.5%
   11,000    SBA Communications Corp.*....................      451,688
                                                            -----------
TOTAL COMMON STOCKS
  (Cost $33,331,509)......................................   29,262,864
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 SMALL-CAP FUND

PRINCIPAL
AMOUNT                                                         VALUE
-----------------------------------------------------------------------
BOND - 0.5%
SOFTWARE - 0.5%
$ 500,000    Quadramed Corp., 5.25%, 05/01/2005             $   165,000
             (Cost $185,000)..............................
                                                            -----------
REPURCHASE AGREEMENT - 1.4%
$ 409,000    State Street Trust Co., 2.00%, dated               409,000
             12/29/00, due 01/02/01, proceeds $409,091
             [collateralized by $410,000 U.S. Treasury
             Notes, 5.75%, due 04/30/03, value $418,713]
             (Cost $409,000)..............................
                                                            -----------
TOTAL INVESTMENTS IN SECURITIES - 99.1%
  (Cost $33,925,509)......................................   29,836,864
Other Assets less Liabilities - 0.9%......................      272,837
                                                            -----------
NET ASSETS - 100.0%.......................................  $30,109,701
                                                            ===========

* NON-INCOME PRODUCING SECURITY.

   Gross unrealized appreciation....................  $ 3,587,475
   Gross unrealized depreciation....................   (7,676,120)
                                                      -----------
   Net unrealized depreciation......................  $(4,088,645)
                                                      ===========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)
           ----------------------------------------------------------
                               VALUE+GROWTH FUND

SHARES                                                       VALUE
---------------------------------------------------------------------
COMMON STOCKS - 97.6%
ADVERTISING AGENCIES - 1.6%
 11,900    Interpublic Group of Companies, Inc..........  $   506,494
                                                          -----------
AIRLINES - 4.8%
 14,300    AMR Corp.*...................................      560,381
 28,050    Southwest Airlines Co........................      940,516
                                                          -----------
                                                            1,500,897
                                                          -----------
BANKS - 1.3%
  6,600    Comerica, Inc................................      391,875
                                                          -----------
BIOTECHNOLOGY - 1.3%
  6,902    Pharmacia Corp...............................      421,022
                                                          -----------
CHEMICALS - 2.9%
 16,400    OM Group, Inc................................      895,850
                                                          -----------
COMMERCIAL SERVICES - 3.0%
 21,400    Ecolab, Inc..................................      924,212
                                                          -----------
COMPUTERS - HARDWARE - 1.3%
 14,800    Palm, Inc.*..................................      419,025
                                                          -----------
COMPUTERS - NETWORKING PRODUCTS - 0.9%
 31,200    3Com Corp.*..................................      265,200
                                                          -----------
COMPUTERS - NETWORKS - 0.8%
  7,600    Scientific-Atlanta, Inc......................      247,475
                                                          -----------
COMPUTERS - PERIPHERALS - 1.3%
 14,100    Sandisk Corp.*...............................      391,275
                                                          -----------
COMPUTERS - SEMICONDUCTORS - 2.5%
 14,200    KLA-Tencor Corp.*............................      478,362
  6,700    STMicroelectronics, N.V.*....................      286,844
                                                          -----------
                                                              765,206
                                                          -----------

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)
           ----------------------------------------------------------
                               VALUE+GROWTH FUND

SHARES                                                       VALUE
---------------------------------------------------------------------
COMPUTERS - SERVICES - 3.1%
 16,200    Computer Sciences Corp.*.....................  $   974,025
                                                          -----------
COMPUTERS - SERVICES, SOFTWARE & SYSTEMS - 0.6%
 11,700    Remedy Corp.*................................      193,781
                                                          -----------
COMPUTERS - SOFTWARE - 0.6%
 16,300    Transaction System Achitects, Inc.*..........      188,469
                                                          -----------
COSMETICS AND TOILETRIES - 3.6%
 15,900    Kimberly-Clark Corp..........................    1,123,971
                                                          -----------
DATA PROCESSING - 4.1%
 24,500    First Data Corp..............................    1,290,844
                                                          -----------
DATA SERVICES - 2.2%
 12,000    Electronic Data Systems Corp.................      693,000
                                                          -----------
DRUGS & PHARMACEUTICALS - 1.7%
 11,700    Pfizer, Inc..................................      538,200
                                                          -----------
ELECTRIC POWER - 4.0%
 22,500    AES Corp.*...................................    1,245,937
                                                          -----------
FINANCE - INVESTMENT BANKING/BROKERAGE - 0.7%
  3,000    Merrill Lynch & Co...........................      204,562
                                                          -----------
FINANCE - MORTGAGE LOAN/BANKER - 4.3%
 19,600    FHLMC........................................    1,349,950
                                                          -----------
FOOD - RETAIL - 3.3%
 24,200    Brinker International, Inc.*.................    1,022,450
                                                          -----------
FOOD - WHOLESALE - 3.7%
 38,800    Sysco Corp...................................    1,164,000
                                                          -----------
FOODS - 3.4%
 57,000    Hormel Foods Corp............................    1,061,625
                                                          -----------
INSURANCE - LIFE - 1.8%
 17,100    Protective Life Corp.........................      551,475
                                                          -----------

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)
           ----------------------------------------------------------
                               VALUE+GROWTH FUND

SHARES                                                       VALUE
---------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.3%
 18,100    Cognex Corp.*................................  $   400,462
                                                          -----------
MACHINERY - GENERAL - 2.7%
 18,300    Deere & Co...................................      838,369
                                                          -----------
MANUFACTURING - DIVERSIFIED - 1.5%
 10,300    Parker-Hannifin Corp.........................      454,488
                                                          -----------
MEDICAL - BIOMEDICAL GENETICS - 3.1%
 11,000    Baxter International, Inc....................      971,438
                                                          -----------
OIL & GAS - FIELD SERVICES - 2.7%
  8,100    Baker Hughes, Inc............................      336,656
 15,700    Santa Fe International Corp..................      503,381
                                                          -----------
                                                              840,037
                                                          -----------
OIL & GAS SERVICES - 1.1%
  5,100    BJ Services Co.*.............................      351,263
                                                          -----------
OIL - INTERNATIONAL INTEGRATED - 6.2%
 18,800    Nabors Industries, Inc.*.....................    1,112,020
 31,900    Suncor Energy, Inc...........................      819,431
                                                          -----------
                                                            1,931,451
                                                          -----------
PIPELINES - 3.9%
 14,500    Enron Corp...................................    1,205,313
                                                          -----------
PUBLISHING - 4.4%
 23,400    McGraw-Hill Companies, Inc...................    1,371,825
                                                          -----------
REAL ESTATE INVESTMENT TRUSTS - 2.8%
  5,800    Avalonbay Communities, Inc...................      290,725
  5,500    Equity Residential Properties Trust..........      304,219
  5,500    Spieker Properties, Inc......................      275,688
                                                          -----------
                                                              870,632
                                                          -----------
RETAIL - SPECIALTY - 1.9%
 71,600    Blockbuster, Inc.............................      599,650
                                                          -----------

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)
           ----------------------------------------------------------
                               VALUE+GROWTH FUND

SHARES                                                       VALUE
---------------------------------------------------------------------
TELECOMMUNICATIONS - SERVICES - 2.8%
 18,400    SBC Communications, Inc......................  $   878,600
                                                          -----------
TRANSPORTATION - 0.9%
  5,000    United Parcel Service........................      294,063
                                                          -----------
TRAVEL SERVICES - 2.4%
 17,500    Sabre Holdings Corp.*........................      754,688
                                                          -----------
WIRELESS EQUIPMENT - 1.1%
 16,500    Motorola, Inc................................      334,124
                                                          -----------
TOTAL COMMON STOCKS
  (cost $25,734,370)....................................   30,427,223
                                                          -----------

PRINCIPAL
AMOUNT
---------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.5%
$759,000   State Street Trust Co., 2.00%, dated
           12/29/00, due 01/02/01, proceeds $759,169
           [collateralized by $760,000 U.S. Treasury
           Notes, 5.75%, due 04/30/03, value $776,150]
           (cost $759,000)..............................      759,000
                                                          -----------
TOTAL INVESTMENTS IN SECURITIES - 100.1%
  (cost $26,493,370)....................................   31,186,223
Liabilities in excess of Other Assets - (0.1)%..........      (18,463)
                                                          -----------
NET ASSETS - 100.0%.....................................  $31,167,760
                                                          ===========

* NON-INCOME PRODUCING SECURITY.

   Gross unrealized appreciation....................  $6,776,749
   Gross unrealized depreciation....................  (2,083,896)
                                                      ----------
   Net unrealized appreciation......................  $4,692,853
                                                      ==========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 BALANCED FUND

SHARES                                                         VALUE
-----------------------------------------------------------------------
COMMON STOCKS - 53.0%
ADVERTISING AGENCIES - 0.9%
    8,200    Interpublic Group of Companies, Inc..........  $   349,012
                                                            -----------
AIRLINES - 2.6%
    9,800    AMR Corp.*...................................      384,037
   19,250    Southwest Airlines Co........................      645,452
                                                            -----------
                                                              1,029,489
                                                            -----------
BANKS - 0.7%
    4,600    Comerica, Inc................................      273,125
                                                            -----------
BIOTECHNOLOGY - 0.8%
    4,836    Pharmacia Corp...............................      294,996
                                                            -----------
CHEMICALS - 1.3%
    9,100    OM Group, Inc................................      497,087
                                                            -----------
COMMERCIAL SERVICES - 1.6%
   14,700    Ecolab, Inc..................................      634,856
                                                            -----------
COMPUTERS - HARDWARE - 0.8%
   10,400    Palm, Inc.*..................................      294,450
                                                            -----------
COMPUTERS - NETWORKING PRODUCTS - 0.5%
   21,900    3Com Corp.*..................................      186,150
                                                            -----------
COMPUTERS - NETWORKS - 0.4%
    5,300    Scientific-Atlanta, Inc......................      172,581
                                                            -----------
COMPUTERS - PERIPHERALS - 0.7%
    9,700    Sandisk Corp.*...............................      269,175
                                                            -----------
COMPUTERS - SEMICONDUCTORS - 1.3%
    9,700    KLA-Tencor Corp.*............................      326,769
    4,600    STMicroelectronics, N.V.*....................      196,937
                                                            -----------
                                                                523,706
                                                            -----------
COMPUTERS - SERVICES - 1.7%
   11,100    Computer Sciences Corp.*.....................      667,387
                                                            -----------
COMPUTERS - SERVICES, SOFTWARE & SYSTEMS - 0.3%
    8,000    Remedy Corp.*................................      132,500
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 BALANCED FUND

SHARES                                                         VALUE
-----------------------------------------------------------------------
COMPUTERS - SOFTWARE - 0.3%
   11,200    Transaction System Architects, Inc.*.........  $   129,500
                                                            -----------
COSMETICS AND TOILETRIES - 1.9%
   10,400    Kimberly-Clark Corp..........................      735,176
                                                            -----------
DATA PROCESSING - 2.2%
   16,000    First Data Corp..............................      843,000
                                                            -----------
DATA SERVICES - 1.2%
    8,300    Electronic Data Systems Corp.................      479,325
                                                            -----------
DRUGS & PHARMACEUTICALS - 0.9%
    7,700    Pfizer, Inc..................................      354,200
                                                            -----------
ELECTRIC POWER - 2.2%
   15,600    AES Corp.*...................................      863,850
                                                            -----------
FINANCE - MORTGAGE LOAN/BANKER - 2.4%
   13,400    FHLMC........................................      922,925
                                                            -----------
FOOD - RETAIL - 1.8%
   17,000    Brinker International, Inc.*.................      718,250
                                                            -----------
FOOD - WHOLESALE - 2.0%
   25,800    Sysco Corp...................................      774,000
                                                            -----------
FOODS - 1.8%
   37,400    Hormel Foods Corp............................      696,575
                                                            -----------
INSURANCE - LIFE - 1.0%
   11,700    Protective Life Corp.........................      377,325
                                                            -----------
MACHINERY - DIVERSIFIED - 0.7%
   12,300    Cognex Corp.*................................      272,138
                                                            -----------
MACHINERY - GENERAL - 1.5%
   12,800    Deere & Co...................................      586,400
                                                            -----------
MANUFACTURING - DIVERSIFIED - 0.8%
    6,800    Parker-Hannifin Corp.........................      300,050
                                                            -----------
MEDICAL - BIOMEDICAL GENETICS - 1.8%
    7,700    Baxter International, Inc....................      680,006
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 BALANCED FUND

SHARES                                                         VALUE
-----------------------------------------------------------------------
OIL & GAS - FIELD SERVICES - 1.5%
    5,600    Baker Hughes, Inc............................  $   232,750
   11,300    Santa Fe International Corp..................      362,306
                                                            -----------
                                                                595,056
                                                            -----------
OIL & GAS SERVICES - 0.6%
    3,500    BJ Services Co.*.............................      241,063
                                                            -----------
OIL - INTERNATIONAL INTEGRATED - 3.7%
   14,000    Nabors Industries, Inc.*.....................      828,100
   23,300    Suncor Energy, Inc...........................      598,519
                                                            -----------
                                                              1,426,619
                                                            -----------
PIPELINES - 2.0%
    9,400    Enron Corp...................................      781,375
                                                            -----------
PUBLISHING - 2.5%
   16,700    McGraw-Hill Companies, Inc...................      979,038
                                                            -----------
REAL ESTATE INVESTMENT TRUSTS - 1.6%
    4,100    Avalonbay Communities, Inc...................      205,513
    4,000    Equity Residential Properties Trust..........      221,250
    3,500    Spieker Properties, Inc......................      175,438
                                                            -----------
                                                                602,201
                                                            -----------
RETAIL - SPECIALTY - 0.9%
   44,000    Blockbuster, Inc.............................      368,500
                                                            -----------
TELECOMMUNICATIONS - SERVICES - 1.6%
   12,800    SBC Communications, Inc......................      611,200
                                                            -----------
TRANSPORTATION - 0.5%
    3,400    United Parcel Service........................      199,963
                                                            -----------
TRAVEL SERVICES - 1.4%
   12,300    Sabre Holdings Corp.*........................      530,438
                                                            -----------
WIRELESS EQUIPMENT - 0.6%
   11,100    Motorola, Inc................................      224,775
                                                            -----------
TOTAL COMMON STOCKS
  (Cost $17,199,749)......................................   20,617,462
                                                            -----------

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 BALANCED FUND

AMOUNT                                                         VALUE
-----------------------------------------------------------------------
BONDS - 44.9%
CORPORATE BONDS - 16.7%
$ 700,000    Ball Corp., 7.75%, 08/01/2006................  $   684,250
  600,000    Coca-Cola Enterprises, Inc., 7.13%,
             09/30/2009...................................      626,160
  600,000    Federated Department Stores, Inc., 8.50%,
             06/01/2010...................................      626,892
  875,000    First Chicago NBD Corp., 6.13%, 02/15/2006...      844,112
  500,000    Friendly Ice Cream Corp., 10.50%,
             12/01/2007...................................      292,500
  650,000    IBM, 6.50%, 01/15/2028.......................      592,293
  500,000    JC Penney, Inc., 7.60%, 04/01/2007...........      300,000
  500,000    Lear Corp., 7.96%, 05/15/2005................      468,900
  500,000    Lear Corp., 8.11%, 05/15/2009................      444,245
  750,000    PNC Funding Corp., 6.13%, 02/15/2009.........      712,331
  300,000    Reliastar Financial Corp., 8.00%,
             10/30/2006...................................      315,765
  650,000    Sprint Capital Corp., 6.13%, 11/15/2008......      580,570
                                                            -----------
                                                              6,488,018
                                                            -----------
MORTGAGE PASS-THROUGH - 12.6%
1,078,437    Federal Home Loan Mortgage Corp., 6.00%,
             07/01/2028...................................    1,045,070
  551,824    Federal Home Loan Mortgage Corp., 7.50%,
             04/01/2028...................................      560,962
1,033,374    Federal National Mortgage Association, 6.50%,
             07/01/2028...................................    1,019,817
  727,562    Federal National Mortgage Association, 7.00%,
             10/01/2029...................................      728,697
  860,016    Government National Mortgage Association,
             7.00%, 11/15/2028............................      863,774
  645,492    Government National Mortgage Association,
             8.00%, 12/15/2025............................      663,236
                                                            -----------
                                                              4,881,556
                                                            -----------
U.S. AGENCY OBLIGATIONS - 6.0%
  500,000    Federal Home Loan Mortgage Corp., 7.00%,
             03/15/2010...................................      534,920
1,000,000    Federal National Mortgage Association, 5.75%,
             04/15/2003...................................    1,002,030

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 BALANCED FUND

AMOUNT                                                         VALUE
-----------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS - 6.0% - CONTINUED
$ 760,000    Federal National Mortgage Association, 7.13%,
             03/15/2007...................................  $   811,300
                                                            -----------
                                                              2,348,250
                                                            -----------
U.S. TREASURY OBLIGATIONS - 9.6%
  700,000    United States Treasury Bonds, 7.25%,
             05/15/2016...................................      823,375
2,400,000    United States Treasury Notes, 7.50%,
             11/15/2001...................................    2,439,787
  750,000    United States Treasury Strips, 0.01%,
             11/15/2009...................................      474,915
                                                            -----------
                                                              3,738,077
                                                            -----------
  TOTAL BONDS (Cost $17,682,102)..........................   17,455,901
                                                            -----------
REPURCHASE AGREEMENT - 1.6%
  639,000    State Street Trust Co., 2.00%, dated
             12/29/00, due 01/02/01, proceeds $639,142
             [collateralized by $640,000 U.S. Treasury
             Notes, 5.75%, due 04/30/03, value $653,600]
             (Cost $639,000)..............................      639,000
                                                            -----------
TOTAL INVESTMENTS IN SECURITIES - 99.5%
  (Cost $35,520,851)......................................   38,712,363
Other Assets less Liabilities - 0.5%......................      213,393
                                                            -----------
NET ASSETS - 100.0%.......................................  $38,925,756
                                                            ===========

* NON-INCOME PRODUCING SECURITY.

Gross unrealized appreciation.............................  $ 5,132,459
Gross unrealized depreciation.............................   (1,940,947)
                                                            -----------
Net unrealized appreciation...............................  $ 3,191,512
                                                            ===========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000
                                  (UNAUDITED)
           ----------------------------------------------------------

                                              SMALL-CAP     VALUE+GROWTH      BALANCED
                                                 FUND           FUND            FUND
                                             ------------   -------------   ------------
ASSETS
Investments in securities, at value (cost of
 $33,925,509, $26,493,370 and $35,520,851
 respectively)                               $29,836,864     $31,186,223    $38,712,363
Cash                                             394,168             693            943
Receivables:
    Securities sold                              241,666         --             --
    Dividends and interest                         4,578          35,597        248,816
    Fund shares sold                             125,806           6,947            570
Prepaid expenses and other assets                 14,674           1,175          2,964
                                             -----------     -----------    -----------
    Total assets                              30,617,756      31,230,635     38,965,656
                                             -----------     -----------    -----------

LIABILITIES
Payables:
    Securities purchased                         380,086         --             --
    Fund shares redeemed                          70,777           1,427            528
    Due to advisor                                12,386          10,888          9,508
    Shareholder servicing fees                     3,742           4,501          2,449
    Accrued expenses                              41,064          46,059         27,415
                                             -----------     -----------    -----------
      Total liabilities                          508,055          62,875         39,900
                                             -----------     -----------    -----------
NET ASSETS                                   $30,109,701     $31,167,760    $38,925,756
                                             ===========     ===========    ===========
Number of shares issued and outstanding
 (unlimited number of shares authorized,
 $0.01 par value)                              1,976,783       1,936,083      2,891,347
                                             ===========     ===========    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                             $     15.23     $     16.10    $     13.46
                                             ===========     ===========    ===========

COMPONENTS OF NET ASSETS
    Paid-in capital                          $34,304,249     $25,794,856    $34,909,233
    Accumulated net investment income (loss)    (235,655)        (16,030)         5,597
    Accumulated net realized gain on
     investments                                 129,752         696,081        819,414
    Net unrealized appreciation
     (depreciation) on investments            (4,088,645)      4,692,853      3,191,512
                                             -----------     -----------    -----------
NET ASSETS                                   $30,109,701     $31,167,760    $38,925,756
                                             ===========     ===========    ===========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2000
                                  (UNAUDITED)
           ----------------------------------------------------------

                                             SMALL-CAP     VALUE+GROWTH     BALANCED
                                                FUND           FUND           FUND
                                            ------------   -------------   -----------
INVESTMENT INCOME
INCOME
  Dividends                                 $     39,736    $  151,261     $  103,604
  Interest                                         7,501        18,911        610,137
                                            ------------    ----------     ----------
    Total income                                  47,237       170,172        713,741
                                            ------------    ----------     ----------
EXPENSES
  Advisory fees                                  190,653       130,839        131,896
  Custody and accounting fees                     40,513        25,625         25,136
  Administration fees                             20,776        20,165         20,165
  Transfer agent fees                             24,975        14,925         18,539
  Shareholder servicing fees                      28,598        26,316         14,320
  Trustee fees                                    12,003        12,489         12,489
  Audit fees                                       9,971         9,985          7,581
  Registration expense                           --              8,490          3,654
  Shareholder reporting fees                      11,429         2,269          2,616
  Legal fees                                       3,608         4,083          2,104
  Insurance expense                                1,002           839          1,050
  Miscellaneous                                  --              3,169         11,361
                                            ------------    ----------     ----------
    Total expenses                               343,528       259,194        250,911
    Less: fees waived                            (56,736)      (70,902)       (78,260)
                                            ------------    ----------     ----------
    Net expenses                                 286,792       188,292        172,651
                                            ------------    ----------     ----------
Net investment income (loss)                    (239,555)      (18,120)       541,090
                                            ------------    ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain on investments               3,016,541     1,310,495      1,093,547
Net unrealized appreciation (depreciation)
 on investments                              (11,197,975)    1,428,525      1,052,203
                                            ------------    ----------     ----------
Net realized and unrealized gain (loss) on
 investments                                  (8,181,434)    2,739,020      2,145,750
                                            ------------    ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                  $ (8,420,989)   $2,720,900     $2,686,840
                                            ============    ==========     ==========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS
           ----------------------------------------------------------
                                 SMALL-CAP FUND

                                                      SIX MONTHS
                                                         ENDED         YEAR ENDED
                                                     DECEMBER 31,       JUNE 30,
                                                         2000+            2000
                                                    ---------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment loss                                 $  (239,555)    $  (391,388)
  Net realized gain on investments                      3,016,541       8,129,566
  Net unrealized appreciation (depreciation) on
   investments                                        (11,197,975)      4,637,086
                                                      -----------     -----------
  Net increase (decrease) in net assets resulting
   from operations                                     (8,420,989)     12,375,264
                                                      -----------     -----------
Distributions to shareholders:
  From net realized gain                               (5,948,387)        --
                                                      -----------     -----------
Capital share transactions:
  Net increase in net assets derived from net
   change in outstanding shares (a)                     1,305,645         214,012
                                                      -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (13,063,731)     12,589,276
NET ASSETS
Beginning of period                                    43,173,432      30,584,156
                                                      -----------     -----------
End of period                                         $30,109,701     $43,173,432
                                                      ===========     ===========
Accumulated net investment income                     $  --                 3,900
                                                      ===========     ===========

(a) A summary of capital share transactions is as follows:

                                    SIX MONTHS ENDED            YEAR ENDED
                                   DECEMBER 31, 2000+          JUNE 30, 2000
                                 ----------------------   -----------------------
                                  SHARES       VALUE       SHARES       VALUE
                                 --------   -----------   --------   ------------
Shares sold                       171,046   $ 3,745,044    831,597   $ 17,447,304
Shares issued in reinvestment
 of distributions                 367,043     5,667,152      --           --
Shares redeemed                  (388,998)   (8,106,551)  (900,222)   (17,233,292)
                                 --------   -----------   --------   ------------
Net increase (decrease)           149,091   $ 1,305,645    (68,625)  $    214,012
                                 ========   ===========   ========   ============

+ Unaudited.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS
           ----------------------------------------------------------
                               VALUE+GROWTH FUND

                                                     SIX MONTHS
                                                        ENDED         YEAR ENDED
                                                    DECEMBER 31,       JUNE 30,
                                                        2000+            2000
                                                   ---------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment loss                                $   (18,120)    $     (1,964)
  Net realized gain on investments                     1,310,495        3,909,122
  Net unrealized appreciation (depreciation) on
   investments                                         1,428,525       (1,533,508)
                                                     -----------     ------------
  Net increase in net assets resulting from
   operations                                          2,720,900        2,373,650
                                                     -----------     ------------
Distributions to Shareholders:
  From net investment income                            --                (84,879)
  From net realized gain                              (4,023,283)        (974,823)
                                                     -----------     ------------
  Total distributions                                 (4,023,283)      (1,059,702)
                                                     -----------     ------------
Capital Share Transactions:
  Net increase (decrease) in net assets derived
   from net change in outstanding shares (a)           2,915,068      (10,072,019)
                                                     -----------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                1,612,685       (8,758,071)
NET ASSETS
Beginning of period                                   29,555,075       38,313,146
                                                     -----------     ------------
End of period                                        $31,167,760     $ 29,555,075
                                                     ===========     ============
Accumulated net investment income                    $  --                  2,090
                                                     ===========     ============

(a) A summary of capital share transactions is as follows:

                                   SIX MONTHS ENDED             YEAR ENDED
                                  DECEMBER 31, 2000+           JUNE 30, 2000
                                ----------------------   -------------------------
                                 SHARES       VALUE        SHARES        VALUE
                                --------   -----------   ----------   ------------
Shares sold                       80,655   $ 1,416,483      370,130   $  5,976,405
Shares issued in reinvestment
 of distributions                254,897     4,009,533       68,972      1,055,965
Shares redeemed                 (144,158)   (2,510,948)  (1,080,284)   (17,104,389)
                                --------   -----------   ----------   ------------
Net increase (decrease)          191,394   $ 2,915,068     (641,182)  $(10,072,019)
                                ========   ===========   ==========   ============

+ Unaudited.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS
           ----------------------------------------------------------
                                 BALANCED FUND

                                                      SIX MONTHS
                                                         ENDED         YEAR ENDED
                                                     DECEMBER 31,       JUNE 30,
                                                         2000+            2000
                                                    ---------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                               $   541,090     $ 1,038,332
  Net realized gain on investments                      1,093,547       4,443,886
  Net unrealized appreciation (depreciation) on
   investments                                          1,052,203      (3,121,993)
                                                      -----------     -----------
  Net increase in net assets resulting from
   operations                                           2,686,840       2,360,225
                                                      -----------     -----------
Distributions to Shareholders:
  From net investment income                             (537,129)     (1,039,351)
  From net realized gain                               (3,357,990)     (3,849,150)
                                                      -----------     -----------
  Total distributions                                  (3,895,119)     (4,888,501)
                                                      -----------     -----------
Capital Share Transactions:
  Net increase (decrease) in net assets derived
   from net change in outstanding shares (a)            3,546,202      (8,597,521)
                                                      -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 2,337,923     (11,125,797)
NET ASSETS
Beginning of period                                    36,587,833      47,713,630
                                                      -----------     -----------
End of period                                         $38,925,756     $36,587,833
                                                      ===========     ===========
Accumulated net investment income                     $     5,597     $     1,636
                                                      ===========     ===========

(a) A summary of capital share transactions is as follows:

                                   SIX MONTHS ENDED             YEAR ENDED
                                  DECEMBER 31, 2000+           JUNE 30, 2000
                                ----------------------   -------------------------
                                 SHARES       VALUE        SHARES        VALUE
                                --------   -----------   ----------   ------------
Shares sold                      156,376   $ 2,231,519      182,078   $  2,555,026
Shares issued in reinvestment
 of distributions                276,245     3,701,383      350,149      4,665,745
Shares redeemed                 (167,707)   (2,386,700)  (1,132,202)   (15,818,292)
                                ========   ===========   ==========   ============
Net increase (decrease)          264,914   $ 3,546,202     (599,975)  $ (8,597,521)
                                ========   ===========   ==========   ============

+ Unaudited.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
           ----------------------------------------------------------
                                 SMALL-CAP FUND

                                                     SIX MONTHS
                                                        ENDED                      YEAR ENDED JUNE 30,
                                                    DECEMBER 31,   ---------------------------------------------------
                                                        2000+        2000      1999      1998       1997       1996
                                                    -------------  --------  --------  ---------  --------  ----------
Net asset value, beginning of period                   $23.62       $16.13    $19.10    $ 21.83    $18.39     $14.12
                                                       ------       ------    ------    -------    ------     ------
Income from investment operations:
  Net investment loss                                   (0.12)       (0.21)    (0.14)     (0.17)    (0.01)     (0.02)
  Net realized and unrealized gain (loss) on
   investments                                          (4.69)        7.70     (0.93)      2.40      4.04       5.25
                                                       ------       ------    ------    -------    ------     ------
Total from investment operations                        (4.81)        7.49     (1.07)      2.23      4.03       5.23
                                                       ------       ------    ------    -------    ------     ------
Less distributions:
  From net realized gain                                (3.58)       --        (1.90)     (4.96)    (0.59)     (0.96)
                                                       ------       ------    ------    -------    ------     ------
  Net asset value, end of period                       $15.23       $23.62    $16.13    $ 19.10    $21.83     $18.39
                                                       ======       ======    ======    =======    ======     ======
Total return                                           (20.58)%**    46.44%    (3.78)%    10.29%    22.45%     38.46%
                                                       ======       ======    ======    =======    ======     ======
Net assets at end of period (in millions)              $ 30.1       $ 43.2    $ 30.6    $  90.9    $123.1     $ 92.7
                                                       ======       ======    ======    =======    ======     ======
Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed               1.80%*       1.84%     1.89%      1.55%     1.39%      1.74%
  After fees waived and expenses absorbed                1.50%*       1.50%     1.50%      1.50%     1.50%      1.50%
                                                       ======       ======    ======    =======    ======     ======
Ratio of net investment loss to average net
 assets:
  After fees waived and expenses absorbed               (1.26)%*     (1.14)%   (0.66)%    (0.59)%   (0.08)%    (0.35)%
                                                       ======       ======    ======    =======    ======     ======
Portfolio turnover rate                                107.76%**    282.93%   179.91%    168.74%   304.88%    214.71%
                                                       ======       ======    ======    =======    ======     ======

+ Unaudited.

* Annualized.

**Not annualized.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
           ----------------------------------------------------------
                               VALUE+GROWTH FUND

                                                     SIX MONTHS
                                                        ENDED                      YEAR ENDED JUNE 30,
                                                    DECEMBER 31,   ---------------------------------------------------
                                                        2000+        2000      1999      1998       1997       1996
                                                    -------------  --------  --------  ---------  --------  ----------
Net asset value, beginning of period                   $16.94       $16.06    $16.20    $ 16.27    $13.69     $12.82
                                                       ------       ------    ------    -------    ------     ------
Income from investment operations:
  Net investment income (loss)                          (0.01)       (0.00)^    0.03       0.01      0.10       0.11
  Net realized and unrealized gain on investments        1.56         1.41      0.82       1.77      4.03       1.40
                                                       ------       ------    ------    -------    ------     ------
Total from investment operations                         1.55         1.41      0.85       1.78      4.13       1.51
                                                       ------       ------    ------    -------    ------     ------
Less distributions:
  From net investment income                           --            (0.04)    --         (0.04)    (0.10)     (0.13)
  From net realized gain                                (2.39)       (0.49)    (0.99)     (1.81)    (1.45)     (0.51)
                                                       ------       ------    ------    -------    ------     ------
Total distributions                                     (2.39)       (0.53)    (0.99)     (1.85)    (1.55)     (0.64)
                                                       ------       ------    ------    -------    ------     ------
Net asset value, end of period                         $16.10       $16.94    $16.06    $ 16.20    $16.27     $13.69
                                                       ======       ======    ======    =======    ======     ======
Total return                                             9.50%**      9.15%     6.05%     11.54%    32.38%     12.11%
                                                       ======       ======    ======    =======    ======     ======
Net assets at end of period (millions)                 $ 31.2       $ 29.6    $ 38.3    $  47.4    $ 24.0     $ 21.3
                                                       ======       ======    ======    =======    ======     ======
Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed               1.74%*       1.68%     1.58%      1.48%     2.11%      2.12%
  After fees waived and expenses absorbed                1.25%*       1.25%     1.25%      1.25%     1.26%      1.35%
                                                       ======       ======    ======    =======    ======     ======
Ratio of net investment income (loss) to average
 net assets:
  After fees waived and expenses absorbed               (0.12)%*     (0.01)%    0.22%      0.09%     0.45%      0.78%
                                                       ======       ======    ======    =======    ======     ======
Portfolio turnover rate                                 30.07%**     79.33%    92.42%     60.51%   160.13%    101.05%
                                                       ======       ======    ======    =======    ======     ======

+ UNAUDITED

* ANNUALIZED.

**NOT ANNUALIZED.

^ AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
           ----------------------------------------------------------
                                 BALANCED FUND

                                                     SIX MONTHS
                                                        ENDED                      YEAR ENDED JUNE 30,
                                                    DECEMBER 31,   ---------------------------------------------------
                                                        2000+        2000      1999      1998       1997       1996
                                                    -------------  --------  --------  ---------  --------  ----------
Net asset value, beginning of period                   $13.93       $14.79    $15.44    $ 16.07    $14.69     $13.96
                                                       ------       ------    ------    -------    ------     ------
Income from investment operations:
  Net investment income                                  0.20         0.37      0.36       0.31      0.38       0.43
  Net realized and unrealized gain on investments        0.81         0.58      0.38       1.05      2.78       1.27
                                                       ------       ------    ------    -------    ------     ------
Total from investment operations                         1.01         0.95      0.74       1.36      3.16       1.70
                                                       ------       ------    ------    -------    ------     ------
Less distributions:
  From net investment income                            (0.20)       (0.37)    (0.36)     (0.32)    (0.37)     (0.43)
  From net realized gain                                (1.28)       (1.44)    (1.03)     (1.67)    (1.41)     (0.54)
                                                       ------       ------    ------    -------    ------     ------
Total distributions                                     (1.48)       (1.81)    (1.39)     (1.99)    (1.78)     (0.97)
                                                       ------       ------    ------    -------    ------     ------
Net asset value, end of period                         $13.46       $13.93    $14.79    $ 15.44    $16.07     $14.69
                                                       ======       ======    ======    =======    ======     ======
Total return                                             6.61%**      7.26%     5.39%      8.96%    23.12%     12.56%
                                                       ======       ======    ======    =======    ======     ======
Net assets at end of period (millions)                 $ 38.9       $ 36.6    $ 47.7    $  66.7    $ 63.4     $ 47.0
                                                       ======       ======    ======    =======    ======     ======
Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed               1.33%*       1.28%     1.15%      1.37%     1.31%      1.49%
  After fees waived and expenses absorbed                0.92%*       0.95%     0.95%      1.00%     1.26%      1.35%
                                                       ======       ======    ======    =======    ======     ======
Ratio of net investment income to average net
 assets:
  After fees waived and expenses absorbed                2.88%*       2.63%     2.41%      1.99%     2.62%      2.98%
                                                       ======       ======    ======    =======    ======     ======
  Portfolio turnover rate                               30.19%**     65.75%    91.64%     83.27%    91.90%     69.11%
                                                       ======       ======    ======    =======    ======     ======

+ Unaudited.

* Annualized.

**Not annualized.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1. ORGANIZATION

Jurika & Voyles Fund Group (the "Trust") was organized as a Delaware business trust on July 11, 1994 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists of three separate diversified series: Jurika & Voyles Small-Cap Fund, Jurika & Voyles Value+Growth Fund and Jurika & Voyles Balanced Fund (each a "Fund" and collectively the "Funds").

The investment objectives of the Funds are as follows:

The Small-Cap Fund seeks to maximize long-term capital appreciation. This Fund invests primarily in the common stock of companies having small market capitalizations that offer current value and significant future growth potential.

The Value+Growth Fund seeks long-term capital appreciation. This Fund invests primarily in the common stock of quality companies of all market capitalizations that offer current value and significant future growth potential.

The Balanced Fund seeks to provide investors with a balance of long-term capital appreciation and current income. This Fund invests primarily in a diversified portfolio that combines stocks, bonds and cash-equivalent securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

    SECURITY VALUATION--Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the mean between the closing bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Debt securities with remaining maturities of

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

    60 days or less are valued at amortized cost, unless the Board of Trustees determines that amortized cost does not represent fair value.

    FEDERAL INCOME TAXES--Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS--Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Purchase discounts and premiums on securities are accreted or amortized to maturity using the effective interest method. Realized gains and losses on securities sold are determined under the identified cost method.

    It is the Trust's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities is sufficient to cover the value of the repurchase agreements.

    USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting periods. Actual results could differ from those estimates.

3. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Jurika & Voyles, L.P. (the "Adviser") provides the Funds with investment management services under an Investment Management Agreement. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% for the Small-Cap Fund, 0.85% for the Value+Growth Fund and 0.70% for the Balanced Fund based upon the average daily net assets of the Funds.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

3. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS--CONTINUED

For the six months ended December 31, 2000, the Small-Cap Fund incurred $190,653, Value+Growth Fund incurred $130,839 and Balanced Fund incurred $131,896 in advisory fees.

The Funds are responsible for their own operating expenses. The Adviser has agreed to limit the Funds' total annual operating expenses to not more than 1.50% for the Small-Cap Fund, 1.25% for the Value+Growth Fund and 0.95% for the Balanced Fund of average daily net assets. Any fee withheld and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Funds to the Adviser, if so requested by the Adviser, provided the aggregate amount of the Funds' current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six months ended December 31, 2000, the Adviser waived fees of $56,736 for the Small-Cap Fund, $70,902 for the Value+Growth Fund and $78,260 for the Balanced Fund.

At December 31, 2000, the amount available for reimbursement that has been paid and/or waived by the adviser on behalf of the Funds are as follows:

Small-Cap Fund                    $393,326
Value+Growth Fund                 $432,563
Balanced Fund                     $556,298

At December 31, 2000, the Adviser may recapture a portion of the above amounts no later than the dates as stated below:

                                                 JUNE 30,
                               --------------------------------------------
FUNDS:                           2001        2002        2003        2004
------                         ---------   ---------   ---------   --------
Small-Cap Fund                 $ 67,397    $157,576    $111,617    $56,736
Value+Growth Fund                88,072     122,972     150,617     70,902
Balanced Fund                   250,482     112,297     115,259     78,260

Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement.

NVEST Services Company, Inc., an affiliate of the Adviser, acts as servicing agent to the Funds. Amounts paid to Nvest are stated on the Statements of Operations under the caption Transfer Agent Fees. For the

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

3. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS--CONTINUED

six months ended December 31, 2000, Nvest paid $18,900, $20,096 and $16,806, respectively, to Boston Financial Data Services, Inc. for its services as sub-transfer agent.

Pursuant to a Shareholder Services Plan (the "Plan"), the Funds will reimburse the Adviser for any expenses incurred, not to exceed 0.25% of each Funds' average daily net assets, for shareholder services provided. Under the Plan, the Adviser as Services Coordinator will provide, or will arrange for others to provide, certain specified shareholder services to shareholders of the Funds. In certain cases, the Adviser may also pay a fee, out of its own resources and not out of the service fee payable under the Plan, to a participating organization for providing other administrative services to its customers who invest in shares of the Funds.

Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate, with a minimum fee of $40,000:

First $100 million     0.10% of average daily net assets of the
                        Trust
Next $150 million      0.05% of average daily net assets of the
                        Trust
Next $250 million      0.03% of average daily net assets of the
                        Trust
Thereafter             0.01% of average daily net assets of the
                        Trust

First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor, Administrator and the Distributor.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding U.S. Government Securities and short-term investments, for the six months ended December 31, 2000, were as follows:

FUND                       PURCHASES         SALES
----                      ------------    ------------
Small-Cap Fund            $40,538,776     $44,810,838
Value+Growth Fund           8,415,411       9,479,784
Balanced Fund               8,196,225      10,257,442

For the six months ended December 31, 2000, the cost of purchases and the proceeds from sales of U.S. Government securities for Balanced Fund were $2,986,972 and $554,531, respectively.

At June 30, 2000, the Small-Cap Fund had deferred capital losses occurring subsequent to October 31, 1999, of $787,956.

5. LINE OF CREDIT

The Trust has a $5 million unsecured line of credit with a group of participating banks. The interest rate charged on borrowings is the Overnight Federal Funds rate, plus 0.375%. Each Fund also pays its pro rata share of a facility fee of 0.08% of the facility. During the six months ended December 31, 2000, the credit line fees under this facility were as follows:

Small-Cap Fund                             $790.40
Value+Growth Fund                          $550.26
Balanced Fund                              $692.67

6. SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

On October 30, 2000, CDC Asset Management, the investment management arm of France's Caisse des depots Group, acquired Nvest Companies, L.P., the parent company of Jurika & Voyles, L.P. A special meeting of shareholders of the Funds was held at the offices of Jurika & Voyles, L.P. on October 9, 2000. The shareholders of the Funds approved a new investment advisory agreement for their respective Portfolios, which has a two-year term ending October 30, 2002, as a

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

6. SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)--CONTINUED

result of the acquisition of Jurika & Voyles' affiliate, Nvest, by CDC Asset Management with the following votes:

                                           FOR        AGAINST     ABSTAINED
                                       -----------    --------    ---------
Jurika & Voyles Small-Cap Fund         1,125,039       6,322       4,690
Jurika & Voyles Value+Growth Fund      1,300,301       2,048       2,277
Jurika & Voyles Balanced Fund          1,545,222       1,683        440

[LOGO]

Jurika & Voyles Fund Group
P.O. Box 9291
Boston, MA 02205-8562
(800) JV-INVST
(800) 584-6878